SELECTED STATEMENTS OF OPERATIONS DATA (Schedule of Computation of Basic and Diluted Net Income (Loss) Per Share) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Numerator:
Numerator for basic net income (loss) per share	$ 1,915	$ (923)	$ 726
Effect of dilutive securities: Options and warrants issued to grantees and investors, respectively
Numerator for dilutive net income (loss) per share	$ 1,915	$ (923)	$ 726
Denominator:
Denominator for dilutive net income (loss) per share - weighted average number of Ordinary Shares	10,406,897	8,572,681	8,088,974
Effect of dilutive securities: Options and warrants issued to grantees and investors, respectively	372,650		503,413
Denominator for diluted net income (loss) per share - adjusted weighted average number of Ordinary Shares	10,779,547	8,572,681	8,592,387